JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 60.8%
Australia — 0.5%
Glencore Funding LLC
6.38%, 10/6/2030 (a)	410	435
2.85%, 4/27/2031 (a)	7,500	6,648
5.63%, 4/4/2034 (a)	4,771	4,798
5.67%, 4/1/2035 (a)	4,440	4,452
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	891
		17,224
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	1,185	1,236
Benteler International AG
9.38%, 5/15/2028 (a)	EUR576	688
9.38%, 5/15/2028 (d)	EUR1,350	1,612
		3,536
Belgium — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.80%, 1/23/2059	373	373
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR2,390	2,802
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR7,200	8,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,376
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,253
		15,789
Brazil — 0.5%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	2,699
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,438	3,207
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	2,969
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,422	2,318
Suzano Austria GmbH
3.75%, 1/15/2031	806	729
7.00%, 3/16/2047 (d)	1,660	1,703
Vale Overseas Ltd. 6.40%, 6/28/2054	4,517	4,301
		17,926
Canada — 0.9%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,781
4.00%, 10/15/2030 (a)	975	897
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	795	770
7.38%, 3/15/2032 (a)	965	876
Bombardier, Inc.
7.00%, 6/1/2032 (a)	359	367
6.75%, 6/15/2033 (a)	731	741
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	862
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,014
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,912

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	9,388	9,841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	1,077	1,169
Garda World Security Corp.
8.25%, 8/1/2032 (a)	770	767
8.38%, 11/15/2032 (a)	318	319
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	1,073	1,071
9.00%, 2/15/2030 (a)	1,000	1,077
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	228	228
6.88%, 1/15/2029 (a)	25	24
RB Global Holdings, Inc. 7.75%, 3/15/2031 (a)	500	523
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	981
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	275	284
		30,504
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,470	3,231
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,528
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d) (g)	6,408	481
		4,009
Colombia — 0.1%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (d)	850	835
5.75%, 6/15/2033 (a)	1,869	1,561
		2,396
Denmark — 0.5%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	712
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	15,294
		16,006
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	915	945
France — 4.8%
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (c) (d) (e) (f)	EUR2,300	2,695
Altice France SA
5.88%, 2/1/2027 (d)	EUR2,000	2,089
8.13%, 2/1/2027 (a)	1,060	973
3.38%, 1/15/2028 (d)	EUR3,519	3,388
4.13%, 1/15/2029 (d)	EUR2,105	2,032
5.50%, 10/15/2029 (a)	1,745	1,483
Banijay Entertainment SAS
7.00%, 5/1/2029 (d)	EUR1,000	1,187

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
7.00%, 5/1/2029 (a)	EUR791	939
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (a)	EUR583	668
6.50%, 7/18/2030 (d)	EUR2,020	2,315
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,686
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (e) (f)	1,300	1,352
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (e) (f)	EUR3,000	3,700
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	2,720	2,786
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	6,035	6,000
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	11,053
4.38%, 7/13/2028 (d)	EUR3,000	3,561
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	3,091
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,514
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,804
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,070	2,149
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR805	704
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR642	155
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	808
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	4,240	4,308
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR200	229
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR2,200	2,454
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR2,200	2,449
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (e) (f)	EUR2,800	3,086
5.70%, 5/23/2028 (a)	670	688
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (e) (f)	EUR1,600	2,000
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR2,200	2,347
Elis SA
2.88%, 2/15/2026 (d)	EUR2,400	2,727
1.63%, 4/3/2028 (d)	EUR1,000	1,097
ELO SACA 3.25%, 7/23/2027 (d)	EUR1,300	1,437
Forvia SE
2.75%, 2/15/2027 (d)	EUR700	779
2.38%, 6/15/2027 (d)	EUR5,100	5,618
3.75%, 6/15/2028 (d)	EUR2,370	2,648
5.63%, 6/15/2030 (a)	EUR623	712
5.63%, 6/15/2030 (d)	EUR2,200	2,516
Iliad Holding SASU
5.63%, 10/15/2028 (d)	EUR2,000	2,311
6.88%, 4/15/2031 (a)	EUR1,116	1,348
6.88%, 4/15/2031 (d)	EUR500	604
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,366
1.88%, 2/11/2028 (d)	EUR6,400	6,985

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,298
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,402
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,713	1,932
7.25%, 11/17/2029 (a)	EUR651	778
7.25%, 11/17/2029 (d)	EUR180	215
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (c) (d)	EUR1,900	2,266
Renault SA
1.25%, 6/24/2025 (d)	EUR1,900	2,156
2.50%, 6/2/2027 (d)	EUR1,900	2,141
1.13%, 10/4/2027 (d)	EUR2,000	2,177
Rexel SA 2.13%, 12/15/2028 (d)	EUR2,000	2,183
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,913
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (e) (f)	1,580	1,718
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (e) (f)	7,250	7,290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,040	3,127
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,590
3.13%, 5/29/2050	800	513
TotalEnergies Capital SA 5.28%, 9/10/2054	870	790
Valeo SE 4.50%, 4/11/2030 (d)	EUR2,300	2,591
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,779
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (c) (d) (e) (f)	EUR2,200	2,667
Viridien 8.50%, 10/15/2030 (a)	EUR929	1,008
		167,986
Germany — 2.4%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (d)	EUR170	184
9.50%, 4/1/2027 (a)	EUR1,368	1,479
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,000	1,957
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (a)	EUR1,080	1,202
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR4,400	5,302
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR4,379	5,041
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (d)	EUR2,550	2,889
7.50%, 5/15/2030 (d)	EUR1,190	1,365
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (c) (d) (e) (f)	EUR600	743
CT Investment GmbH 6.38%, 4/15/2030 (a)	EUR905	1,061
Deutsche Bank AG
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	3,865
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,150	6,978
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (c) (d)	EUR1,000	1,099
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,445

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR1,410	1,677
7.75% (Cash), 11/15/2030 (a) (h)	404	408
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,669	1,990
7.00% (Cash), 11/15/2031 (d) (h)	EUR2,320	2,767
8.00% (Cash), 11/15/2032 (a) (h)	200	200
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (d)	EUR1,400	1,626
7.00%, 2/21/2030 (d)	EUR800	952
5.38%, 10/23/2030 (a)	EUR1,355	1,569
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (d)	EUR1,900	2,245
ProGroup AG
5.13%, 4/15/2029 (a)	EUR583	660
5.13%, 4/15/2029 (d)	EUR1,900	2,152
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR1,390	1,573
3.38%, 10/12/2028 (d)	EUR2,300	2,557
5.38%, 4/1/2031 (d)	EUR1,200	1,383
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (d)	EUR1,547	1,757
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR624	725
5.38%, 7/15/2029 (d)	EUR900	1,046
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR1,306	1,481
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR406	481
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (a)	425	420
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR3,500	3,954
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,487
0.63%, 7/19/2029 (d)	EUR3,100	3,194
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR3,000	3,361
2.50%, 10/23/2027 (d)	EUR1,100	1,188
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,472
2.25%, 5/3/2028 (d)	EUR1,200	1,257
3.75%, 9/21/2028 (d)	EUR3,000	3,230
		84,422
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,921	1,880
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,585	4,292
		6,172
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,393
6.76%, 11/15/2048 (d)	595	604
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,447

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	601
3.00%, 6/30/2030 (a)	2,940	2,675
4.38%, 2/5/2050 (d)	879	643
		10,363
Ireland — 1.8%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,074
6.10%, 1/15/2027	5,715	5,827
5.75%, 6/6/2028	2,752	2,828
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (c) (d) (e) (f)	EUR6,400	7,280
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	8,826
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,094
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (a)	3,740	3,741
2.13%, 2/21/2026 (a)	810	788
2.53%, 11/18/2027 (a)	796	750
6.38%, 5/4/2028 (a)	2,593	2,684
5.75%, 3/1/2029 (a)	12,055	12,274
5.75%, 11/15/2029 (a)	3,479	3,528
5.15%, 1/15/2030 (a)	4,850	4,827
5.38%, 5/30/2030 (a)	545	545
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (c) (d) (e) (f)	EUR4,800	5,481
eircom Finance DAC
3.50%, 5/15/2026 (d)	EUR761	863
5.75%, 12/15/2029 (d)	EUR1,990	2,361
		64,771
Italy — 3.5%
Agrifarma SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,394
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (d)	EUR6,100	7,473
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,555
2.13%, 7/12/2028 (a) (j)	4,745	4,401
2.50%, 7/12/2031 (a) (j)	590	511
5.00%, 6/15/2032 (a)	3,570	3,529
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	7,007
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (c) (d) (e) (f)	EUR2,500	3,155
Eni SpA 5.75%, 5/19/2035 (a)	1,480	1,482
Fibercop SpA
3.63%, 5/25/2026 (d)	EUR5,460	6,211
2.38%, 10/12/2027 (d)	EUR990	1,095
1.63%, 1/18/2029	EUR1,145	1,209
7.75%, 1/24/2033	EUR1,920	2,585
Series 2033, 6.38%, 11/15/2033 (a)	464	448

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
7.20%, 7/18/2036 (a)	550	529
Generali (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,432
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR1,006	1,105
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (d)	EUR1,840	2,010
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	752
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	2,989
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (c) (d) (e) (f)	EUR1,411	1,658
4.88%, 5/19/2030 (d)	EUR3,000	3,696
6.63%, 6/20/2033 (a)	10,220	10,884
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	5,464	4,306
Lottomatica Group Spa 4.88%, 1/31/2031 (a)	EUR1,060	1,233
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,270
Mundys SpA
1.88%, 7/13/2027 (d)	EUR1,990	2,215
1.88%, 2/12/2028 (d)	EUR1,980	2,165
4.50%, 1/24/2030 (d)	EUR2,200	2,578
Neopharmed Gentili SpA
7.13%, 4/8/2030 (a)	EUR1,397	1,659
7.13%, 4/8/2030 (d)	EUR600	712
Pro-Gest SpA 3.25%, 12/15/2024 (d) (g)	EUR1,700	502
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR651	730
Rossini Sarl 6.75%, 12/31/2029 (d)	EUR1,600	1,919
Rossini SARL 6.75%, 12/31/2029 (a)	EUR849	1,018
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR353	396
Telecom Italia Capital SA
6.38%, 11/15/2033	78	79
7.20%, 7/18/2036	185	192
Telecom Italia SpA
7.88%, 7/31/2028 (d)	EUR3,690	4,719
1.63%, 1/18/2029 (d)	EUR565	609
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (b) (c) (d) (e) (f)	EUR3,400	3,860
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	5,171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,725
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (c) (d) (e) (f)	EUR1,800	2,016
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR4,986	5,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,411
		122,584
Jersey — 0.0% ^
Waga Bondco Ltd. 8.50%, 6/15/2030 (a)	GBP553	737
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,329
5.75%, 4/19/2047 (d)	5,480	4,598
		9,927

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — 0.8%
AccorInvest Group SA
6.38%, 10/15/2029 (a)	EUR575	683
6.38%, 10/15/2029 (d)	EUR1,700	2,020
Altice Financing SA 3.00%, 1/15/2028 (d)	EUR700	614
Altice France Holding SA
8.00%, 5/15/2027 (d)	EUR400	164
8.00%, 5/15/2027 (a)	EUR2,823	1,154
GCB144A Endo 0.00%, 4/1/2029 ‡	2,955	—
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR2,926	2,510
INEOS Finance plc
6.63%, 5/15/2028 (d)	EUR1,200	1,400
6.38%, 4/15/2029 (a)	EUR1,069	1,228
7.50%, 4/15/2029 (a)	2,535	2,491
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	4,329	4,257
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR1,914	2,169
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	526
8.75%, 5/1/2028 (d)	EUR570	652
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,713	4,355
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR2,680	2,922
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (c) (d)	EUR1,000	1,082
Summer BC Holdco A SARL 9.25%, 10/31/2027 (d)	EUR270	307
		28,534
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	3,769
Mexico — 0.8%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,285
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	4,079
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,483
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	2,693	2,587
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	5,402	5,315
Petroleos Mexicanos 6.50%, 1/23/2029	3,582	3,416
Saavi Energia Sarl 8.88%, 2/10/2035 (a)	3,887	3,957
Southern Copper Corp. 5.88%, 4/23/2045	3,070	2,911
		30,033
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (a)	2,985	2,984
6.88%, 4/25/2044 (d)	2,280	2,131
		5,115
Netherlands — 1.1%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	2,273

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR8,200	9,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,260
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,751
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,716
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,635
5.13%, 3/1/2029 (d)	EUR2,860	3,345
Sigma Holdco BV 5.75%, 5/15/2026 (d)	EUR299	338
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR2,370	2,665
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR593	692
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,030	2,086
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR4,434	4,332
Ziggo BV 2.88%, 1/15/2030 (d)	EUR1,065	1,118
		40,437
Norway — 0.1%
Aker BP ASA 6.00%, 6/13/2033 (a)	292	293
DNB Bank ASA, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,773
		3,066
Portugal — 0.4%
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (d)	EUR4,600	5,206
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	4,290
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR3,500	4,202
		13,698
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,442
Spain — 2.2%
Abertis Infraestructuras Finance BV (EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR3,700	4,135
Banco Bilbao Vizcaya Argentaria SA
(EURIBOR ICE Swap Rate 5 Year + 5.54%), 8.38%, 6/21/2028 (b) (c) (d) (e) (f)	EUR1,800	2,238
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	7,463
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	3,000	3,303
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (c) (d) (e) (f)	EUR2,600	3,096
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	3,200	3,679
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR6,400	7,476
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,273
Cellnex Telecom SA 1.88%, 6/26/2029 (d)	EUR2,400	2,621
Cirsa Finance International SARL
10.38%, 11/30/2027 (a)	EUR351	420
10.38%, 11/30/2027 (d)	EUR2,250	2,695
6.50%, 3/15/2029 (a)	EUR524	624

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
eDreams ODIGEO SA 5.50%, 7/15/2027 (d)	EUR1,517	1,740
Grifols SA
2.25%, 11/15/2027 (d)	EUR781	868
3.88%, 10/15/2028 (d)	EUR2,362	2,568
4.75%, 10/15/2028 (a)	440	419
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (d)	EUR1,055	832
10.38%, 1/30/2030 (a)	EUR725	596
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,217
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (d)	EUR7,112	8,075
5.75%, 4/30/2029 (d)	EUR1,000	1,185
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,723
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR1,900	2,163
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR3,000	3,714
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR5,100	6,141
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (c) (d) (e) (f)	EUR2,800	3,469
		77,733
Sweden — 0.6%
Asmodee Group AB 5.75%, 12/15/2029 (a)	EUR293	349
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	8,200	7,442
Verisure Holding AB
3.88%, 7/15/2026 (d)	EUR1,247	1,414
3.25%, 2/15/2027 (d)	EUR3,620	4,075
5.50%, 5/15/2030 (a)	EUR1,309	1,546
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,465
Volvo Car AB 2.50%, 10/7/2027 (d)	EUR840	935
		20,226
Switzerland — 0.8%
Dufry One BV 2.00%, 2/15/2027 (d)	EUR2,000	2,234
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	197
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,555
4.28%, 1/9/2028 (a)	6,530	6,462
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	3,035	3,303
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.38%, 2/10/2031 (a) (b) (c) (e) (f)	1,760	1,543
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,796
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,594
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	2,746	3,135
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	507
		28,877

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,481
United Kingdom — 4.3%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (a)	EUR1,070	1,218
7.56%, 7/15/2027 (d)	EUR495	563
Amber Finco plc
6.63%, 7/15/2029 (a)	EUR777	923
6.63%, 7/15/2029 (d)	EUR1,300	1,544
Barclays plc
4.84%, 5/9/2028	710	711
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,463
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	304
BAT Capital Corp.
6.34%, 8/2/2030	3,370	3,594
7.08%, 8/2/2043	9,535	10,311
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	6,583
ContourGlobal Power Holdings SA 3.13%, 1/1/2028 (d)	EUR1,412	1,566
CPUK Finance Ltd. 4.50%, 8/28/2027 (d)	GBP430	563
EC Finance plc 3.25%, 10/15/2026 (d) (j)	EUR2,809	3,150
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	10,476
5.88%, 5/13/2041 (d)	GBP1,900	2,465
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	2,420	2,444
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,178
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	7,991
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,910
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (c) (e) (f)	4,640	4,679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	5,467
(SOFR + 1.90%), 5.87%, 11/18/2035 (c)	3,130	3,102
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP150	214
10.88%, 12/15/2027 (a)	GBP537	767
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,188
8.50%, 3/15/2029 (d)	EUR280	322
6.75%, 4/15/2030 (a)	EUR1,305	1,411
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,263	1,390
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,721
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (c) (d) (e) (f)	GBP469	503
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,783
0.55%, 9/18/2029 (d)	EUR6,800	6,987
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	2,257	2,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (e) (f)	1,460	1,548

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,799
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	2,051
OEG Finance plc
7.25%, 9/27/2029 (a)	EUR669	778
7.25%, 9/27/2029 (d)	EUR800	930
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR1,090	1,306
8.25%, 10/11/2028 (a)	EUR1,084	1,299
Punch Finance plc
6.13%, 6/30/2026 (d)	GBP1,856	2,501
7.88%, 12/30/2030 (a) (k)	GBP1,073	1,460
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	3,156
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	2,785	2,810
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	5,024
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,254
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	983
Synthomer plc 3.88%, 7/1/2025 (d)	EUR165	186
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR1,325	1,422
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP849	1,085
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	3,815
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	5,005
		153,166
United States — 32.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,645	1,629
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,529
4.70%, 5/14/2045	862	757
4.25%, 11/21/2049	14,597	11,695
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	424
5.00%, 4/15/2029 (a)	870	833
Accenture Capital, Inc.
4.25%, 10/4/2031	1,220	1,198
4.50%, 10/4/2034	1,680	1,614
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,826	4,263
Acushnet Co. 7.38%, 10/15/2028 (a)	780	808
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	835	853
8.25%, 4/15/2031 (a)	1,360	1,388
7.50%, 2/15/2033 (a)	555	551
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,645
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,463
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,099

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	605	599
4.88%, 2/15/2030 (a)	425	413
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	500	478
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	272
5.88%, 6/1/2029 (a)	3,545	3,559
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	302	302
6.38%, 9/15/2032 (a)	349	345
Ameren Corp. 3.50%, 1/15/2031	850	792
American Airlines, Inc. 5.50%, 4/20/2026 (a)	652	651
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,780	1,771
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,342
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,530	1,562
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	210
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	365	369
Amgen, Inc. 5.75%, 3/2/2063	999	944
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	191
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	899
5.75%, 1/15/2028 (a)	1,015	1,011
5.38%, 6/15/2029 (a)	415	411
Antero Resources Corp. 7.63%, 2/1/2029 (a)	913	935
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	965	749
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	388
4.75%, 10/15/2029 (a)	498	485
Apple, Inc. 2.65%, 2/8/2051	1,325	804
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	443
6.13%, 12/1/2028 (a)	1,215	1,111
Archrock Partners LP 6.63%, 9/1/2032 (a)	402	404
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR4,115	4,300
4.13%, 8/15/2026 (a)	935	850
4.75%, 7/15/2027 (d)	GBP1,120	679
5.25%, 8/15/2027 (a)	365	166
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,175
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	310	312
Ashland Services BV 2.00%, 1/30/2028 (d)	EUR407	443
AT&T, Inc.
3.50%, 9/15/2053	3,980	2,645
3.55%, 9/15/2055	410	271
6.05%, 8/15/2056	3,665	3,672
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,221

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ATI, Inc. 4.88%, 10/1/2029	885	858
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR2,425	2,753
4.63%, 7/15/2028 (a)	1,156	1,127
Avient Corp. 7.13%, 8/1/2030 (a)	190	196
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	260
5.38%, 3/1/2029 (a)	3,070	2,895
8.25%, 1/15/2030 (a)	546	555
8.00%, 2/15/2031 (a)	150	152
Avis Budget Finance plc
7.00%, 2/28/2029 (a)	EUR955	1,098
7.25%, 7/31/2030 (a)	EUR1,765	2,029
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	465
Ball Corp.
1.50%, 3/15/2027	EUR750	832
4.25%, 7/1/2032	EUR919	1,061
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,914
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	4,018
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	5,228
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,833
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,167
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,741
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,108
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	1,616	1,642
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,599
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,419
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	3,004
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	448
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	5,675	5,561
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	688	693
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,370
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	201
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	2,760	2,719
8.50%, 1/31/2027 (a)	298	281
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	505	400
4.88%, 6/1/2028 (a)	1,480	1,208
5.25%, 1/30/2030 (a)	2,354	1,336
Baxter International, Inc. 2.54%, 2/1/2032	5,800	4,974
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR5,600	6,322
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	414
Berry Global, Inc. 5.80%, 6/15/2031	5,935	6,161
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	403
Block, Inc. 6.50%, 5/15/2032	522	533

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	401
Boeing Co. (The)
3.25%, 2/1/2035	190	156
3.50%, 3/1/2039	2,500	1,885
5.71%, 5/1/2040	1,080	1,042
3.95%, 8/1/2059	3,333	2,210
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,528
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	705	702
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR7,100	8,050
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	898
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,370	4,403
5.55%, 2/22/2054	4,290	4,074
5.65%, 2/22/2064	1,245	1,177
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,214
3.47%, 4/15/2034 (a)	6,955	6,109
3.14%, 11/15/2035 (a)	652	540
Buckeye Partners LP
4.13%, 12/1/2027	435	423
4.50%, 3/1/2028 (a)	140	137
6.75%, 2/1/2030 (a)	245	253
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,195
6.38%, 3/1/2034 (a)	375	374
6.75%, 5/15/2035 (a)	303	305
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,080
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	224	224
6.50%, 2/15/2032 (a)	541	545
Carnival Corp.
5.75%, 3/1/2027 (a)	650	652
6.13%, 2/15/2033 (a)	1,040	1,043
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	6,047
5.00%, 2/1/2028 (a)	3,665	3,595
5.38%, 6/1/2029 (a)	3,848	3,795
4.75%, 3/1/2030 (a)	7,188	6,862
4.50%, 8/15/2030 (a)	3,210	3,010
4.25%, 2/1/2031 (a)	2,422	2,218
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	767	637
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,508
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	3,186
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,583
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	731

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,170
2.80%, 4/1/2031	6,120	5,374
3.50%, 6/1/2041	3,375	2,372
5.38%, 5/1/2047	2,844	2,389
4.80%, 3/1/2050	1,725	1,334
3.70%, 4/1/2051	4,637	2,985
3.90%, 6/1/2052	4,238	2,797
5.25%, 4/1/2053	1,155	952
Chemours Co. (The)
5.38%, 5/15/2027	160	157
5.75%, 11/15/2028 (a)	1,230	1,101
8.00%, 1/15/2033 (a)	360	314
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	5,933
5.95%, 6/30/2033	4,670	4,778
5.75%, 8/15/2034	8,125	8,154
Chord Energy Corp. 6.75%, 3/15/2033 (a)	448	445
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,322
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	660	651
7.00%, 8/1/2032 (a)	214	220
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,297
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	6,551
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	5,335
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,370
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	5,130	5,188
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,107
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	2,330	2,305
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	5,530	5,462
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,420
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	323
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	465	493
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,336
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	2,655	2,619
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,033
8.75%, 7/1/2031 (a)	995	973
9.63%, 6/15/2033 (a)	264	264
Clarios Global LP
6.25%, 5/15/2026 (a)	336	336
8.50%, 5/15/2027 (a)	1,873	1,881
6.75%, 2/15/2030 (a)	355	362
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	231
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,762	2,702

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.75%, 4/15/2028 (a)	2,985	2,728
9.00%, 9/15/2028 (a)	392	411
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	1,753	1,567
6.88%, 11/1/2029 (a)	340	316
7.50%, 9/15/2031 (a)	335	301
7.00%, 3/15/2032 (a)	251	217
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,362	1,376
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	5,144
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,430	1,330
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,473
6.04%, 11/15/2033 (a)	1,790	1,842
Comcast Corp.
2.80%, 1/15/2051	6,899	4,040
5.35%, 5/15/2053	4,000	3,621
2.99%, 11/1/2063	3,052	1,680
CommScope LLC 4.75%, 9/1/2029 (a)	1,433	1,372
Community Health Systems, Inc.
6.13%, 4/1/2030 (a)	765	591
5.25%, 5/15/2030 (a)	295	266
4.75%, 2/15/2031 (a)	2,275	1,947
10.88%, 1/15/2032 (a)	820	874
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,348
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	950	873
Constellation Energy Generation LLC 5.60%, 6/15/2042	1,882	1,805
Constellium SE 5.63%, 6/15/2028 (a)	930	913
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (h)	2,452	2,572
5.63% (Cash), 5/15/2027 (a) (h)	2,652	2,245
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	744	743
Coterra Energy, Inc. 5.40%, 2/15/2035	2,204	2,137
Coty, Inc.
3.88%, 4/15/2026 (d)	EUR1,760	1,996
4.75%, 1/15/2029 (a)	420	404
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,110	1,146
7.63%, 4/1/2032 (a)	475	448
7.38%, 1/15/2033 (a)	645	599
Crown European Holdings SACA
5.00%, 5/15/2028 (d)	EUR1,900	2,275
4.50%, 1/15/2030 (a)	EUR731	858
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,135	1,035
6.50%, 2/1/2029 (a)	2,180	1,739
5.75%, 1/15/2030 (a)	790	399

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,780
3.75%, 2/15/2031 (a)	648	574
6.88%, 9/1/2032 (a)	396	402
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	549
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,838
5.75%, 4/18/2054	4,200	3,764
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,911	2,009
DISH DBS Corp.
7.75%, 7/1/2026	1,691	1,454
5.25%, 12/1/2026 (a)	3,925	3,623
5.75%, 12/1/2028 (a)	755	639
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,473	5,647
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	494
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	4,056	4,061
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,030
Duke Energy Carolinas LLC 5.40%, 1/15/2054	333	310
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	346
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	410
5.65%, 4/1/2053	149	142
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,289
5.55%, 3/15/2055	99	94
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,637
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	808
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,243
4.13%, 4/1/2029 (a)	1,469	1,374
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	2,235	2,208
Elastic NV 4.13%, 7/15/2029 (a)	930	872
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,272
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR1,597	1,901
6.38%, 12/15/2030 (d)	EUR1,700	2,024
6.63%, 12/15/2030 (a)	1,795	1,813
6.75%, 7/15/2031 (a)	277	283
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	1,960	2,010
8.75%, 5/1/2031 (a)	338	369
Encompass Health Corp.
5.75%, 9/15/2025	184	184
4.50%, 2/1/2028	42	41
4.75%, 2/1/2030	300	292

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 4/1/2031	1,590	1,516
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	223	231
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR1,589	1,710
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,114
4.38%, 3/31/2029 (a)	3,230	3,034
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,371
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	193
5.95%, 6/15/2030 (a)	3,500	3,502
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,280	1,309
Entergy Louisiana LLC 5.15%, 9/15/2034	280	277
Entergy Mississippi LLC 5.80%, 4/15/2055	335	324
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,154
Enterprise Products Operating LLC
3.20%, 2/15/2052	1,102	696
5.55%, 2/16/2055	2,330	2,174
EQT Corp. 4.50%, 1/15/2029 (a)	2,823	2,759
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,080
8.63%, 5/15/2032 (a)	890	933
8.00%, 3/15/2033 (a)	313	322
Escrow Rite Aid 0.00%, 12/31/2049 ‡	247	— (l)
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	720	719
Expand Energy Corp.
6.75%, 4/15/2029 (a)	1,985	2,008
5.38%, 3/15/2030	5,915	5,883
5.70%, 1/15/2035	1,335	1,318
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,860
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	384	383
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,718
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	500
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	4,138
4.55%, 4/1/2049 (a)	2,223	1,866
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	2,965	2,965
6.95%, 6/10/2026	615	622
4.95%, 5/28/2027	2,550	2,512
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	1,705	1,727
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	361
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,430	2,436
5.00%, 5/1/2028 (a)	785	783
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,173
General Electric Co. 4.13%, 9/19/2035 (d)	EUR493	586
General Motors Co. 5.15%, 4/1/2038	1,600	1,445

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	1,962
5.60%, 6/18/2031	1,636	1,643
5.45%, 9/6/2034	6,980	6,682
Genesis Energy LP
7.75%, 2/1/2028	544	549
8.25%, 1/15/2029	235	243
8.00%, 5/15/2033	210	213
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	2,110	2,028
4.75%, 6/15/2029 (a)	875	854
4.38%, 8/15/2029 (a)	400	384
Gilead Sciences, Inc.
2.80%, 10/1/2050	2,400	1,459
5.55%, 10/15/2053	2,477	2,375
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	345	337
7.50%, 4/15/2032 (a)	700	698
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,232
2.90%, 11/15/2031	3,450	2,997
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	785
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,645
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,675
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,891
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,650
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,386
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	5,020	5,228
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	1,328	1,339
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,000	996
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	2,090	2,119
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	2,165	2,197
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,517
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	9,715
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,221
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	1,114	1,078
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	1,800	1,813
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,270
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,228	2,134
6.63%, 7/15/2030	242	242
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	668
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	544
Gray Media, Inc.
7.00%, 5/15/2027 (a)	2,408	2,391
10.50%, 7/15/2029 (a)	1,345	1,430

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.75%, 10/15/2030 (a)	1,200	869
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (a)	810	800
Griffon Corp. 5.75%, 3/1/2028	3,780	3,757
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	272	277
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	577	585
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	528
HCA, Inc.
4.50%, 2/15/2027	1,840	1,834
5.20%, 6/1/2028	1,740	1,765
5.63%, 9/1/2028	1,147	1,173
2.38%, 7/15/2031	4,335	3,708
5.45%, 9/15/2034	510	505
5.75%, 3/1/2035	4,670	4,707
5.50%, 6/15/2047	181	164
5.25%, 6/15/2049	3,010	2,603
3.50%, 7/15/2051	1,470	942
4.63%, 3/15/2052	5,168	4,042
5.95%, 9/15/2054	3,730	3,518
6.20%, 3/1/2055	77	75
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,037
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (k)	369	380
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,465	3,440
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,706	1,507
12.63%, 7/15/2029 (a)	762	776
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (g)	1,600	104
7.13%, 8/1/2026 ‡ (g)	265	54
6.00%, 1/15/2028 ‡ (g)	685	140
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	200	202
5.13%, 6/15/2028 (a)	415	410
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,151
Hilton Domestic Operating Co., Inc. 5.88%, 3/15/2033 (a)	628	632
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	454
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	990
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	3,851	3,874
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,873
3.50%, 11/2/2026 (d)	2,600	2,551
6.50%, 1/16/2029 (a)	505	528
5.40%, 1/8/2031 (a)	3,460	3,489
ICITII 6.00%, 1/31/2033 ‡ (a)	370	296
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,943	1,607
10.88%, 5/1/2030 (a)	2,182	1,067
7.75%, 8/15/2030 (a)	1,753	1,350

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.12%, 12/21/2065 (a) (c)	500	413
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.37%, 12/21/2065 (a) (c)	535	449
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,664
Interface, Inc. 5.50%, 12/1/2028 (a)	775	765
International Game Technology plc 2.38%, 4/15/2028 (d)	EUR2,912	3,240
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	368
1.75%, 3/15/2026 (d)	EUR946	1,062
2.25%, 1/15/2028 (d)	EUR1,120	1,233
2.88%, 6/15/2028 (d)	EUR3,359	3,740
2.25%, 3/15/2029 (d)	EUR1,090	1,180
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	590
5.00%, 7/15/2028 (a)	1,100	1,083
4.88%, 9/15/2029 (a)	845	820
4.50%, 2/15/2031 (a)	750	703
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	7,371	6,774
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	877
JBS USA Holding Lux Sarl 7.25%, 11/15/2053	2,820	3,110
JBS USA Holding Lux SARL
6.75%, 3/15/2034	4,761	5,115
4.38%, 2/2/2052	1,177	886
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	1,804	1,837
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	870	760
7.00%, 9/1/2032 (a)	395	292
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,349
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,391	1,376
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	7,059	7,408
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,395
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	547
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	255
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	1,925	1,748
11.00%, 11/15/2029 (a)	994	1,127
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	395	400
4.75%, 10/15/2027 (a)	2,500	2,461
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,515	1,471
4.13%, 4/15/2030 (a)	1,011	981
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,569
5.88%, 6/30/2029 (a)	1,475	1,427
Marriott International, Inc. 5.35%, 3/15/2035	1,750	1,726
Mars, Inc.
5.20%, 3/1/2035 (a)	3,000	2,989

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.65%, 5/1/2045 (a)	685	672
Marvell Technology, Inc. 2.95%, 4/15/2031	2,350	2,101
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,396	2,383
Matador Resources Co. 6.25%, 4/15/2033 (a)	1,342	1,293
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,490	2,514
9.25%, 4/15/2027 (a)	485	478
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	790	780
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	415
6.25%, 4/1/2029 (a)	845	860
5.25%, 10/1/2029 (a)	1,570	1,534
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,281
Meta Platforms, Inc.
4.45%, 8/15/2052	3,701	3,061
5.40%, 8/15/2054	2,075	1,970
MetLife, Inc.
6.40%, 12/15/2036	435	441
9.25%, 4/8/2038 (a)	3,935	4,613
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	2,010
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	584
6.50%, 4/15/2032	1,000	998
Midcontinent Communications 8.00%, 8/15/2032 (a)	518	536
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	627
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	731
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,617
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	960
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,051
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	978
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,855
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	2,520	2,503
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	4,235	4,298
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	10,336
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	743
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	461
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,570	3,547
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	2,192	2,228
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,375
3.97%, 7/22/2038 (i)	3,985	3,406
MPLX LP, 2.65%, 8/15/2030	1,246	1,115
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	413	423
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,342
5.13%, 12/15/2030 (a)	1,350	1,344

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.13%, 2/1/2032 (a)	985	1,026
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,207	1,318
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	2,480	2,446
5.13%, 4/15/2029 (a)	201	196
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,317
New Albertsons LP
7.45%, 8/1/2029	197	206
8.00%, 5/1/2031	480	505
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	234	236
8.50%, 6/1/2028 (a)	490	507
6.63%, 9/15/2029	455	440
6.38%, 5/15/2030	285	268
6.63%, 5/15/2032	1,595	1,472
7.00%, 4/1/2046 (j)	300	244
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,612	1,606
4.75%, 11/1/2028 (a)	1,160	1,116
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	4,670	4,667
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,700	1,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,775	1,799
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	705	706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	550	554
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,085	1,061
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,102	1,128
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	931
Noble Finance II LLC 8.00%, 4/15/2030 (a)	423	421
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,359
Novelis Corp.
4.75%, 1/30/2030 (a)	615	585
6.88%, 1/30/2030 (a)	157	162
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,509
NRG Energy, Inc.
5.75%, 1/15/2028	200	201
5.25%, 6/15/2029 (a)	1,420	1,403
3.63%, 2/15/2031 (a)	865	784
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,002
OI European Group BV
6.25%, 5/15/2028 (d)	EUR100	117
6.25%, 5/15/2028 (a)	EUR989	1,161
5.25%, 6/1/2029 (a)	EUR1,043	1,211
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,301	2,198
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,016
4.00%, 9/15/2030	700	630

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Oracle Corp.
5.50%, 8/3/2035	324	325
3.60%, 4/1/2050	2,749	1,868
5.38%, 9/27/2054	5,610	4,976
6.00%, 8/3/2055	2,220	2,152
Organon & Co.
2.88%, 4/30/2028 (d)	EUR2,996	3,276
4.13%, 4/30/2028 (a)	2,880	2,705
5.13%, 4/30/2031 (a)	500	420
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	538
4.63%, 3/15/2030 (a)	383	359
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	500	409
6.63%, 4/1/2030 (a)	1,020	864
10.00%, 4/15/2030 (a)	461	482
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,131
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,181
6.15%, 1/15/2033	2,570	2,613
6.40%, 6/15/2033	5,220	5,371
3.75%, 8/15/2042 (j)	1,530	1,079
4.60%, 6/15/2043	2,692	2,112
4.75%, 2/15/2044	294	234
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (g)	248	— (l)
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR860	928
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	824	821
4.25%, 8/1/2029 (a)	895	853
6.13%, 9/15/2032 (a)	261	263
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	2,020	2,072
6.25%, 2/1/2033 (a)	458	452
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR1,070	1,254
Series USD, 6.13%, 9/30/2032	330	329
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,385	2,302
7.75%, 2/15/2029 (a)	1,000	973
PG&E Corp.
5.00%, 7/1/2028	1,363	1,330
5.25%, 7/1/2030	410	398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,273	5,163
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,131
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	550
Pike Corp. 5.50%, 9/1/2028 (a)	827	820

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	3,526
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,975	1,950
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,076
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,409	1,392
4.63%, 4/15/2030 (a)	1,000	946
PPL Capital Funding, Inc. 5.25%, 9/1/2034	330	327
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,264
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	472	473
3.38%, 8/31/2027 (a)	40	38
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	587
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,431
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,302
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,527	1,552
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	920	943
Range Resources Corp.
8.25%, 1/15/2029	340	349
4.75%, 2/15/2030 (a)	575	553
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	506	504
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,581
4.50%, 2/15/2029 (a)	755	729
6.50%, 6/15/2033 (a) (k)	196	199
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,809	1,911
Rite Aid Corp.
8.00%, 10/18/2024 ‡	707	—
7.50%, 7/1/2025 ‡ (g)	871	—
8.00%, 11/15/2026 ‡ (g)	1,643	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (g)	263	— (l)
Series A, 15.00%, 8/30/2031 ‡ (g)	760	—
Series B, 15.00%, 8/30/2031 ‡ (g)	358	— (l)
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,133
3.63%, 3/1/2029 (a)	640	597
4.00%, 10/15/2033 (a)	435	376
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	344	354
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	556	550
6.25%, 3/15/2032 (a)	470	476
6.00%, 2/1/2033 (a)	693	695
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	565	253
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	274
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	394
4.50%, 10/15/2029	2,197	2,089

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 4/1/2031	2,495	2,240
4.38%, 2/1/2032	1,485	1,337
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	710	602
Seagate HDD Cayman
4.09%, 6/1/2029	1,369	1,309
8.25%, 12/15/2029	825	879
Sempra
3.80%, 2/1/2038	1,865	1,509
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	2,210	2,155
Sensata Technologies BV 4.00%, 4/15/2029 (a)	1,970	1,849
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	10
Service Corp. International
5.13%, 6/1/2029	325	321
3.38%, 8/15/2030	974	883
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	392	400
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (h)	1,125	967
9.75%, 10/1/2027 (a)	173	173
Silgan Holdings, Inc. 2.25%, 6/1/2028	EUR433	476
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	502	502
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	1,105	1,094
4.00%, 7/15/2028 (a)	940	892
5.50%, 7/1/2029 (a)	2,426	2,386
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	4,110	4,101
5.25%, 7/15/2029	1,134	1,101
SM Energy Co.
6.63%, 1/15/2027	2,180	2,182
6.75%, 8/1/2029 (a)	469	460
7.00%, 8/1/2032 (a)	402	386
Snap, Inc. 6.88%, 3/1/2033 (a)	252	255
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,734
3.88%, 10/15/2031 (a)	435	387
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,815	1,734
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,159
Series 13-A, 3.90%, 3/15/2043	564	408
3.65%, 2/1/2050	1,513	980
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,466
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	217	173
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	490
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,504
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	2,035	2,033
6.50%, 6/1/2032 (a)	1,795	1,843

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,464	1,377
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	34	34
4.75%, 1/15/2028 (a)	3,900	3,830
4.38%, 7/15/2030 (a)	420	394
Staples, Inc.
10.75%, 9/1/2029 (a)	1,990	1,802
12.75%, 1/15/2030 (a)	1,063	684
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	1,129	1,152
Station Casinos LLC 6.63%, 3/15/2032 (a)	505	506
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,181	1,184
6.45%, 3/18/2035 (a)	2,660	2,630
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,407
Synopsys, Inc.
5.15%, 4/1/2035	743	734
5.70%, 4/1/2055	2,510	2,396
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	305	311
5.60%, 6/12/2034	1,220	1,238
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	104
7.38%, 2/15/2029 (a)	100	102
6.00%, 12/31/2030 (a)	400	383
6.00%, 9/1/2031 (a)	1,500	1,430
TEGNA, Inc. 4.63%, 3/15/2028	505	490
Tenet Healthcare Corp.
6.25%, 2/1/2027	3,565	3,568
5.13%, 11/1/2027	1,237	1,229
4.63%, 6/15/2028	1,665	1,633
6.13%, 10/1/2028	345	346
4.25%, 6/1/2029	420	403
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031	735	757
Terex Corp.
5.00%, 5/15/2029 (a)	1,220	1,176
6.25%, 10/15/2032 (a)	781	768
Texas Instruments, Inc. 5.00%, 3/14/2053	200	179
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	199
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	939
3.38%, 4/15/2029	4,380	4,177
2.25%, 11/15/2031	3,778	3,239
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	621
6.63%, 3/1/2032 (a)	612	625

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	66	66
Transocean, Inc. 8.25%, 5/15/2029 (a)	478	431
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,424
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (h)	620	362
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	171	179
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	988
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,800
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,259
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	589
Uber Technologies, Inc. 5.35%, 9/15/2054	510	463
UGI International LLC 2.50%, 12/1/2029 (d)	EUR905	960
Union Electric Co. 3.90%, 4/1/2052	885	653
United States Cellular Corp. 6.70%, 12/15/2033	2,099	2,259
United States Steel Corp. 6.88%, 3/1/2029	190	192
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,445	1,445
8.00%, 8/15/2028 (a)	690	690
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,121
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	132
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	420
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,543
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	563
9.50%, 2/1/2029 (a)	620	663
7.00%, 1/15/2030 (a)	640	637
9.88%, 2/1/2032 (a)	748	796
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	204
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	258	260
3.75%, 2/15/2027 (a)	240	235
4.63%, 12/1/2029 (a)	664	644
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	332
3.70%, 1/30/2027 (a)	3,157	3,098
5.63%, 2/15/2027 (a)	820	819
4.38%, 5/1/2029 (a)	1,126	1,089
6.88%, 4/15/2032 (a)	457	475
6.00%, 4/15/2034 (a)	4,180	4,239
5.70%, 12/30/2034 (a)	875	872
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,100	892
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,411
Walt Disney Co. (The) 3.60%, 1/13/2051	2,200	1,580
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	856	890
Wayfair LLC
7.25%, 10/31/2029 (a)	1,560	1,519
7.75%, 9/15/2030 (a)	693	679

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	942
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,727
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,253
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,315
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	2,450	2,518
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	3,080	3,126
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	3,930	3,952
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	4,165	4,214
4.90%, 11/17/2045	1,210	1,033
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,302
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	550	557
6.38%, 3/15/2029 (a)	803	820
6.63%, 3/15/2032 (a)	470	481
6.38%, 3/15/2033 (a)	300	306
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	460	451
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,617
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,045	1,066
6.63%, 4/15/2030 (a)	159	163
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	503
2.25%, 4/1/2033	1,302	1,045
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	180	177
5.63%, 8/15/2029 (a)	1,580	1,392
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,544	3,456
6.25%, 3/15/2033 (a)	436	431
Xerox Corp. 10.25%, 10/15/2030 (a)	332	341
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,093	737
XPO, Inc. 7.13%, 2/1/2032 (a)	1,655	1,718
		1,153,399
Total Corporate Bonds (Cost $2,175,304)		2,146,504
Foreign Government Securities — 17.3%
Brazil — 1.1%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL229,960	38,037
Colombia — 0.4%
Republic of Colombia
7.38%, 4/25/2030	10,268	10,575
3.13%, 4/15/2031	3,402	2,784
7.50%, 2/2/2034	640	635
		13,994

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,994	3,060
Czech Republic — 1.6%
Czech Republic
4.90%, 4/14/2034	CZK434,150	21,044
3.50%, 5/30/2035	CZK504,790	21,793
1.95%, 7/30/2037	CZK401,000	14,167
		57,004
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.95%, 3/15/2037 (a)	8,226	8,255
6.85%, 1/27/2045 (d)	3,027	2,925
		11,180
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	5,037	5,007
7.63%, 5/29/2032 (d)	7,780	6,985
		11,992
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (a)	6,433	6,439
6.55%, 2/6/2037 (a)	4,022	4,022
		10,461
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	7,698
6.75%, 9/25/2052 (a)	3,931	3,928
		11,626
Indonesia — 1.7%
Republic of Indonesia
6.88%, 4/15/2029	IDR276,148,000	17,206
7.00%, 2/15/2033	IDR168,525,000	10,490
6.75%, 7/15/2035	IDR537,558,000	32,793
		60,489
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	4,858
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	1,095	1,087
6.13%, 6/15/2033 (d)	2,327	2,064
8.08%, 4/1/2036 (a)	3,908	3,684
6.88%, 10/17/2040 (a)	EUR7,400	6,877
		13,712

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan — 0.2%
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (d)	6,958	6,506
Kenya — 0.1%
Republic of Kenya 9.50%, 3/5/2036 (a)	4,372	3,987
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (g)	3,207	555
6.65%, 11/3/2028 (d) (g)	3,134	542
		1,097
Mexico — 3.7%
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN924,400	47,042
7.75%, 5/29/2031	MXN721,220	35,164
8.00%, 5/24/2035	MXN647,590	30,685
United Mexican States
4.49%, 5/25/2032	EUR4,321	4,923
6.35%, 2/9/2035	3,247	3,236
7.38%, 5/13/2055	3,983	3,937
3.77%, 5/24/2061	7,068	3,958
3.75%, 4/19/2071	2,997	1,618
		130,563
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (d)	3,200	3,229
6.25%, 1/25/2031 (d)	5,140	5,372
6.75%, 1/17/2048 (d)	3,450	3,464
		12,065
Paraguay — 0.3%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,542
3.85%, 6/28/2033 (a)	1,521	1,358
5.60%, 3/13/2048 (d)	990	856
5.40%, 3/30/2050 (d)	2,278	1,914
		8,670
Poland — 3.0%
Republic of Poland
4.75%, 7/25/2029	PLN70,080	18,643
1.75%, 4/25/2032	PLN100,730	21,711
6.00%, 10/25/2033	PLN56,349	15,771
2.00%, 8/25/2036	PLN169,467	40,296
5.50%, 3/18/2054	8,439	7,634
		104,055

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 0.2%
Romania Government Bond
6.38%, 1/30/2034 (a)	3,966	3,782
4.63%, 4/3/2049 (a)	EUR3,467	2,883
		6,665
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	2,919	2,093
South Africa — 1.3%
Republic of South Africa
4.30%, 10/12/2028	5,530	5,288
4.85%, 9/30/2029	5,370	5,114
9.00%, 1/31/2040	ZAR737,800	34,616
		45,018
Turkey — 1.4%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (d)	3,440	3,431
10.50%, 12/6/2028 (d)	3,120	3,320
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY1,062,297	25,754
HB, 30.00%, 9/12/2029	TRY328,411	7,403
7.25%, 5/29/2032	10,266	10,087
		49,995
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,281
Total Foreign Government Securities (Cost $642,033)		611,408
Mortgage-Backed Securities — 9.1%
United States — 9.1%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	3,256	3,230
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	40,647	40,491
Pool # FS8365, 5.50%, 6/1/2054	13,640	13,583
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	81,538	75,010
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2055 (k)	84,300	83,691
TBA, 5.00%, 7/15/2055 (k)	88,604	85,893
TBA, 5.50%, 7/15/2055 (k)	15,700	15,572
P4 SFR, 9.25%, 10/11/2026 ‡	3,800	3,743
Total Mortgage-Backed Securities (Cost $323,061)		321,213
Convertible Bonds — 4.1%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR1,700	1,781

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
China — 0.3%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031 (a)	4,375	5,552
H World Group Ltd. 3.00%, 5/1/2026	3,640	3,940
		9,492
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	1,750	3,123
United States — 3.7%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	3,238	3,631
Alarm.com Holdings, Inc. 2.25%, 6/1/2029 (a)	2,565	2,501
Bentley Systems, Inc. 0.13%, 1/15/2026	2,276	2,240
Box, Inc.
Zero Coupon, 1/15/2026	2,548	3,740
1.50%, 9/15/2029 (a)	554	591
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	876	872
2.00%, 3/15/2030 (a)	1,130	1,152
Dropbox, Inc. Zero Coupon, 3/1/2028	3,396	3,461
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,336
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,122
Five9, Inc. 1.00%, 3/15/2029	4,407	3,819
Fluor Corp. 1.13%, 8/15/2029	1,203	1,394
Ford Motor Co. Zero Coupon, 3/15/2026	3,713	3,648
Global Payments, Inc. 1.50%, 3/1/2031	2,638	2,310
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,969	5,231
Itron, Inc. 1.38%, 7/15/2030 (a)	2,740	3,006
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	4,705	5,018
JetBlue Airways Corp. 2.50%, 9/1/2029 (a)	2,250	2,334
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,471
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	2,845	4,081
Lumentum Holdings, Inc. 1.50%, 12/15/2029	2,641	3,380
Lyft, Inc. 0.63%, 3/1/2029 (a)	3,702	3,913
Meritage Homes Corp. 1.75%, 5/15/2028	2,250	2,172
Microchip Technology, Inc.
1.63%, 2/15/2027	835	1,365
0.75%, 6/1/2030 (a)	2,390	2,280
MKS, Inc. 1.25%, 6/1/2030	6,470	5,914
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,336	5,756
PG&E Corp. 4.25%, 12/1/2027	4,840	5,022
Seagate HDD Cayman 3.50%, 6/1/2028	4,725	7,152
Snap, Inc. 0.50%, 5/1/2030	935	779
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	3,654	5,214
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,620	2,560
SolarEdge Technologies, Inc. 2.25%, 7/1/2029 (a)	1,243	944
Southern Co. (The) 4.50%, 6/15/2027	4,835	5,269
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	4,349	3,984
Synaptics, Inc. 0.75%, 12/1/2031 (a)	3,552	3,227
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	2,208	2,130

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	3,563	4,746
Veeco Instruments, Inc. 2.88%, 6/1/2029	3,349	3,482
Wayfair, Inc. 3.25%, 9/15/2027	2,855	2,982
		130,229
Total Convertible Bonds (Cost $139,931)		144,625
Loan Assignments — 2.8% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030 (c)	2,216	2,216
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/2/2031 (c)	1,496	1,497
United States — 2.7%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (c) (n)	491	465
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (c)	1,529	1,512
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (c)	1,177	1,177
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 8/24/2028 (c)	1,559	1,564
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (c)	2,293	2,262
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030 (c)	725	678
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (c)	1,987	1,978
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (c)	3,000	3,006
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (c)	2,488	2,496
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (c)	2,011	2,012
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/30/2031 (c)	1,240	1,230
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/22/2030 (c)	1,767	1,766
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 1/31/2031 (c)	1,878	1,851
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (c)	995	884
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 11/3/2028 (c)	2,516	2,505
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 12/9/2030 (c)	439	439
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (c)	1,643	1,046
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (c)	2,810	1,974
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (c)	1,834	1,808
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 8/2/2027 (c)	1,295	1,293
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030 (c)	943	938
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 1/31/2025 ‡ (g) (i)	41	—
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (c)	2,017	2,017
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (c)	2,687	2,672
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2032 (c)	3,648	3,635
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (c)	2,757	2,756
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (c)	3,000	2,996
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/20/2030 (c)	1,205	1,201
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 1/17/2031 (c)	1,970	1,973
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 10/30/2028 (c)	896	797
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.19%, 3/9/2028 (c)	2,120	1,575
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (c)	2,000	1,964
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (c)	754	753

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (c)	1,529	1,527
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (c)	1,906	1,900
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.78%, 7/1/2031 (c)	995	964
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	719	568
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (c)	20	20
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (c)	107	107
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (c)	122	122
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	361	174
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029 (c)	343	344
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (c)	1,500	1,497
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (c)	1,982	1,903
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	1,700	1,572
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028 (c)	1,684	1,676
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (c)	1,708	1,708
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (c)	1,353	1,359
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (c)	1,217	1,217
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029 (c)	1,228	1,226
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (c)	1,000	995
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (c)	2,297	2,291
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028 (c)	1,228	1,228
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.91%, 6/29/2028 (c)	346	313
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 5/1/2031 (c)	1,231	1,231
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/9/2031 (c)	1,046	1,050
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 3/14/2031 (c)	1,436	1,435
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (c)	1,250	1,219
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (c)	828	800
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (c)	2,146	2,149
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (c)	2,065	2,054
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (c)	2,733	2,713
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 4/1/2031 (c)	709	709
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (c)	1,489	1,485
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/3/2028 (c)	1,228	1,224
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (c)	919	909
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.59%, 1/24/2031 (c)	1,485	1,478
		96,390
Total Loan Assignments (Cost $102,944)		100,103
Commercial Mortgage-Backed Securities — 1.4%
Luxembourg — 0.2%
HCFT , 7.25%, 6/13/2025 ‡	6,000	5,916
United States — 1.2%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.85%, 10/15/2019 ‡ (a) (i)	250	250
BANK
Series 2018-BN13, Class C, 4.55%, 8/15/2061 (i)	1,703	1,443

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (i)	7,455	222
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	4,104
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (a) (i)	1,300	1,300
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.02%, 2/15/2039 (a) (i)	2,408	2,411
BX Trust Series 2022-LBA6, Class A, 5.33%, 1/15/2039 (a) (i)	10,375	10,352
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (i)	484	437
CD Mortgage Trust Series 2016-CD2, Class C, 3.97%, 11/10/2049 (i)	303	178
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.18%, 9/25/2027 (i)	35,945	708
Series K104, Class X1, IO, 1.11%, 1/25/2030 (i)	24,813	1,049
Series K108, Class X1, IO, 1.69%, 3/25/2030 (i)	11,919	788
Series K117, Class X1, IO, 1.22%, 8/25/2030 (i)	41,755	2,147
Series K724, Class X3, IO, 3.82%, 12/25/2044 (i)	213	—
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	12,354	623
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	11,650	870
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	10,990	647
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	11,410	863
Series K094, Class X3, IO, 2.12%, 7/25/2047 (i)	4,450	344
FNMA ACES Series 2020-M39, Class X2, IO, 1.42%, 8/25/2031 (i)	9,189	467
FREMF Series 2018-KF46, Class B, 6.42%, 3/25/2028 (a) (i)	60	58
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.97%, 9/25/2024 (a) (i)	251	250
Series 2017-KF41, Class B, 6.97%, 11/25/2024 (a) (i)	304	269
Series 2018-KF45, Class B, 6.42%, 3/25/2025 (a) (i)	150	150
Series 2016-KF24, Class B, 9.47%, 10/25/2026 (a) (i)	135	132
Series 2017-KF40, Class B, 7.17%, 11/25/2027 (a) (i)	537	511
Series 2018-KF50, Class B, 6.37%, 7/25/2028 (a) (i)	645	618
GS Mortgage Securities Trust Series 2015-GC30, Class C, 3.99%, 5/10/2050 (i)	605	539
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.57%, 10/15/2039 (a) (i)	2,729	2,726
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.22%, 7/15/2048 (i)	860	665
Series 2015-C31, Class C, 4.60%, 8/15/2048 (i)	395	316
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (i)	484	416
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.29%, 5/15/2048 (i)	607	589
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	15	14
Series 2015-MS1, Class B, 4.01%, 5/15/2048 (i)	470	450
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.07%, 5/15/2039 (a) (i)	3,090	3,045
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,715
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	783	762
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	452	438
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,469	1,324
		44,190
Total Commercial Mortgage-Backed Securities (Cost $53,465)		50,106

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.8%
Cayman Islands — 0.2%
Apidos CLO Series 2020-34A, Class A1R, 5.68%, 1/20/2035 (a) (i)	925	927
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.36%, 7/15/2035 (a) (i)	3,600	3,599
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.49%, 10/15/2030 (a) (i)	18	18
LCM LP Series 16A, Class A2R, 5.70%, 10/15/2031 (a) (i)	438	438
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 5.32%, 10/15/2029 (a) (i)	207	206
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	35	35
		5,223
United States — 0.6%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	317	310
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 6.01%, 4/25/2034 (i)	16	15
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	3,100	2,979
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	604	605
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.38%, 2/25/2034 (i)	33	35
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.56%, 12/25/2032 (i)	10	10
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	935	940
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,697	1,665
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,126
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,959
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,972
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	732
Fremont Home Loan Trust Series 2004-2, Class M2, 5.37%, 7/25/2034 (i)	2	2
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	516
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,058	1,025
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	446	407
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 5.41%, 7/25/2034 (i)	7	6
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	42	43
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	1,815	1,720
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	22	22
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	536	496
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	1,035
Saxon Asset Securities Trust Series 2004-3, Class M1, 5.34%, 12/26/2034 (i)	84	81
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	2,500	2,333
		22,034
Total Asset-Backed Securities (Cost $27,038)		27,257
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,379	1,230
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	33	28
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	540	414
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	265	257
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 6.49%, 2/25/2037 (i)	12	11
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	883	360

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.62%, 1/25/2043 (a) (i)	2,446	2,502
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.96%, 8/19/2045 (i)	371	329
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.22%, 4/25/2042 (a) (i)	1,700	1,751
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 2.35%, 8/15/2026 (i)	4	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	10	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	170	3
Series 4057, Class UI, IO, 3.00%, 5/15/2027	35	—
Series 4120, Class UI, IO, 3.00%, 10/15/2027	115	3
Series 4324, Class AI, IO, 3.00%, 11/15/2028	18	—
Series 4313, Class UI, IO, 3.00%, 3/15/2029	159	5
Series 3459, Class JS, IF, IO, 1.80%, 6/15/2038 (i)	134	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	36	1
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	102	14
Series 4173, Class I, IO, 4.00%, 3/15/2043	268	41
Series 4305, Class SK, IF, IO, 2.15%, 2/15/2044 (i)	2,744	365
Series 4585, Class JI, IO, 4.00%, 5/15/2045	926	114
Series 4694, Class SA, IF, IO, 1.65%, 6/15/2047 (i)	2,454	299
Series 4689, Class SD, IF, IO, 1.70%, 6/15/2047 (i)	4,433	508
Series 5022, IO, 3.00%, 9/25/2050	5,717	969
Series 5023, Class MI, IO, 3.00%, 10/25/2050	10,240	1,711
Series 5072, Class DI, IO, 3.50%, 2/25/2051	9,363	1,774
FHLMC, STRIPS Series 319, Class S2, IF, IO, 1.55%, 11/15/2043 (i)	5,460	642
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	303	7
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	187	5
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	87	2
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	1,055	25
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,526	117
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	380	28
Series 2012-93, Class SE, IF, IO, 1.66%, 9/25/2042 (i)	1,198	129
Series 2012-93, Class SG, IF, IO, 1.66%, 9/25/2042 (i)	240	27
Series 2014-14, Class SA, IF, IO, 1.51%, 4/25/2044 (i)	3,626	375
Series 2015-40, Class LS, IF, IO, 1.73%, 6/25/2045 (i)	1,885	209
Series 2015-85, Class SA, IF, IO, 1.18%, 11/25/2045 (i)	2,303	215
Series 2016-39, Class LS, IF, IO, 1.56%, 7/25/2046 (i)	7,071	798
Series 2016-61, Class ST, IF, IO, 1.56%, 9/25/2046 (i)	4,742	516
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	36	1
GNMA
Series 2011-13, Class S, IF, IO, 1.51%, 1/16/2041 (i)	244	21
Series 2015-H13, Class GI, IO, 1.51%, 4/20/2065 (i)	520	14
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	82	79
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	125	14
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 4.63%, 8/19/2037 (i)	82	72
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.80%, 5/25/2036 (i)	1,254	1,032
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (i)	81	43
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	98	93

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.91%, 2/25/2035 (i)	53	51
Verus Securitization Trust Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (j)	166	163
Total Collateralized Mortgage Obligations (Cost $19,397)		17,379
	SHARES (000)
Common Stocks — 0.1%
France — 0.0% ^
Vallourec SACA	43	723
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	1,439
Mallinckrodt plc ‡ *	1	58
		1,497
United States — 0.1%
Claire's Stores, Inc. ‡ * (o)	1	— (l)
Clear Channel Outdoor Holdings, Inc. *	71	75
Endo GUC Trust ‡ *	22	11
Endo, Inc. *	48	1,015
iHeartMedia, Inc., Class A *	25	32
Incora Intermediate II LLC ‡ *	18	352
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity ‡ *	3	42
NMG Parent LLC ‡ *	2	40
Rite Aid ‡ *	2	— (l)
Serta Simmons Bedding LLC ‡ *	84	884
SSB Equipment Co., Inc. ‡ *	84	—
		2,516
Total Common Stocks (Cost $5,992)		4,736
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $402)	419	535
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	1	14
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Total Warrants (Cost $614)		14

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (o) (Cost $1,939)	1	— (l)
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (p) (q) (Cost $189,146)	189,112	189,150
Total Investments — 102.3% (Cost $3,681,266)		3,613,030
Liabilities in Excess of Other Assets — (2.3)%		(82,431)
NET ASSETS — 100.0%		3,530,599

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $141,581 or 4.01% of the Fund’s net
assets as of May 31, 2025.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1,035	06/06/2025	EUR	140,118	1,086
Euro-BTP	717	06/06/2025	EUR	98,630	1,086
Euro-Bund	238	06/06/2025	EUR	35,490	41
Euro-Schatz	1,904	06/06/2025	EUR	232,133	966
U.S. Treasury 10 Year Note	2,817	09/19/2025	USD	312,423	3,821
U.S. Treasury 10 Year Ultra Note	1,607	09/19/2025	USD	181,290	2,873
U.S. Treasury Long Bond	807	09/19/2025	USD	91,292	2,445
Long Gilt	1,705	09/26/2025	GBP	210,151	2,826
U.S. Treasury 2 Year Note	79	09/30/2025	USD	16,394	32
U.S. Treasury 5 Year Note	3,209	09/30/2025	USD	347,525	2,324
					17,500

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(561)	06/06/2025	EUR	(75,948)	(576)
Euro-Buxl 30 Year Bond	(262)	06/06/2025	EUR	(36,216)	(1,017)
Euro-Schatz	(57)	06/06/2025	EUR	(6,949)	(11)
Japan 10 Year Bond	(178)	06/13/2025	JPY	(172,266)	(296)
U.S. Treasury 10 Year Ultra Note	(686)	09/19/2025	USD	(77,389)	(1,236)
U.S. Treasury Long Bond	(149)	09/19/2025	USD	(16,856)	(405)
U.S. Treasury Ultra Bond	(1,760)	09/19/2025	USD	(204,710)	(5,872)
U.S. Treasury 2 Year Note	(1,850)	09/30/2025	USD	(383,904)	(552)
U.S. Treasury 5 Year Note	(1,639)	09/30/2025	USD	(177,499)	(1,106)
(11,071)
6,429

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,363	USD	2,681	Barclays Bank plc	6/4/2025	2
EUR	2,906	USD	3,272	BNP Paribas	6/4/2025	28
EUR	502,664	USD	569,652	HSBC Bank, NA	6/4/2025	1,131
USD	5,507	EUR	4,826	BNP Paribas	6/4/2025	28
USD	575,688	EUR	505,632	Morgan Stanley	6/4/2025	1,534
AUD	27,034	USD	17,350	Standard Chartered Bank	6/24/2025	80
BRL	98,774	USD	17,155	Citibank, NA**	6/24/2025	30
CAD	24,180	USD	17,416	Barclays Bank plc	6/24/2025	223
CNY	125,612	USD	17,416	BNP Paribas**	6/24/2025	83
EUR	29,579	USD	33,380	BNP Paribas	6/24/2025	250
EUR	66,840	USD	75,543	Goldman Sachs International	6/24/2025	452
GBP	2,769	USD	3,659	Morgan Stanley	6/24/2025	72
INR	1,488,899	USD	17,362	Citigroup Global Markets Holdings, Inc.**	6/24/2025	21
JPY	12,314,076	USD	84,770	BNP Paribas	6/24/2025	1,010
KRW	97,158,948	USD	69,762	Citigroup Global Markets Holdings, Inc.**	6/24/2025	667
MXN	669,496	USD	33,920	Morgan Stanley	6/24/2025	504
THB	602,560	USD	18,205	Goldman Sachs International	6/24/2025	182
TWD	527,824	USD	17,645	Citibank, NA**	6/24/2025	103
TWD	622,231	USD	20,819	Goldman Sachs International**	6/24/2025	104
USD	17,261	AUD	26,633	Barclays Bank plc	6/24/2025	89
USD	17,675	AUD	27,283	BNP Paribas	6/24/2025	83
USD	17,492	BRL	99,016	Goldman Sachs International**	6/24/2025	265
USD	17,412	CNY	124,919	BNP Paribas**	6/24/2025	9
USD	129,174	MXN	2,511,697	Goldman Sachs International	6/24/2025	26
ZAR	320,072	USD	17,392	Goldman Sachs International	6/24/2025	380
ZAR	318,603	USD	17,646	Standard Chartered Bank	6/24/2025	44
USD	11,315	GBP	8,394	Barclays Bank plc	7/3/2025	5
Total unrealized appreciation						7,405
EUR	2,525	USD	2,871	Barclays Bank plc	6/4/2025	(4)
GBP	8,394	USD	11,314	Barclays Bank plc	6/4/2025	(5)
USD	11,226	GBP	8,394	BNP Paribas	6/4/2025	(83)
BRL	25,250	USD	4,483	Goldman Sachs International**	6/24/2025	(90)
CLP	51,227,486	USD	54,812	HSBC Bank, NA**	6/24/2025	(669)
EUR	7,726	RON	39,780	Barclays Bank plc	6/24/2025	(122)
EUR	7,823	RON	40,259	Goldman Sachs International	6/24/2025	(119)
GBP	690	USD	934	BNP Paribas	6/24/2025	(4)
INR	126,054	USD	1,474	HSBC Bank, NA**	6/24/2025	(2)
JPY	167,594	USD	1,169	Morgan Stanley	6/24/2025	(2)
USD	17,224	CAD	23,904	BNP Paribas	6/24/2025	(212)
USD	18,241	COP	77,089,871	Goldman Sachs International**	6/24/2025	(266)
USD	23,252	CZK	515,072	Goldman Sachs International	6/24/2025	(231)
USD	3,519	EUR	3,127	HSBC Bank, NA	6/24/2025	(36)
USD	2,386	GBP	1,788	BNP Paribas	6/24/2025	(24)
USD	1,560	GBP	1,185	Citibank, NA	6/24/2025	(36)
USD	34,822	GBP	26,196	Goldman Sachs International	6/24/2025	(477)
USD	1,829	GBP	1,371	Morgan Stanley	6/24/2025	(18)
USD	52,167	HUF	18,810,905	Goldman Sachs International	6/24/2025	(655)
USD	3,528	IDR	57,930,251	Barclays Bank plc**	6/24/2025	(11)
USD	74,440	IDR	232,692,685	HSBC Bank, NA**	6/24/2025	(854)
USD	17,775	KRW	24,722,746	Standard Chartered Bank**	6/24/2025	(146)
USD	3,502	MXN	69,081	Barclays Bank plc	6/24/2025	(49)
USD	17,415	MXN	341,500	Goldman Sachs International	6/24/2025	(144)
USD	30,183	PLN	113,950	Barclays Bank plc	6/24/2025	(245)
USD	33,298	PLN	125,924	HSBC Bank, NA	6/24/2025	(327)
USD	16,271	ZAR	297,544	HSBC Bank, NA	6/24/2025	(250)
USD	17,459	ZAR	316,170	Standard Chartered Bank	6/24/2025	(95)
USD	570,719	EUR	502,663	HSBC Bank, NA	7/3/2025	(1,133)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Total unrealized depreciation				(6,309)
Net unrealized appreciation				1,096

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 225,686	(12,401)	(3,780)	(16,181)
iTraxx.Europe.Crossover.43-V1	5.00	Quarterly	6/20/2030	3.00	EUR 37,365	(2,997)	(1,092)	(4,089)
						(15,398)	(4,872)	(20,270)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	266	266
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD482,691	—	991	991
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD112,053	—	2,435	2,435
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD279,487	(50)	2,654	2,604
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL32,528	—	171	171
					(50)	6,517	6,467
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL107,580	—	(1,182)	(1,182)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL132,519	—	(1,404)	(1,404)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL181,100	—	(1,373)	(1,373)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD69,938	35	(200)	(165)
1 day CDI at termination	11.53 at termination	Pay	1/4/2027	BRL113,900	—	(877)	(877)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL143,924	—	(1,286)	(1,286)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL143,813	—	(1,253)	(1,253)
1 day SOFR annually	3.96 annually	Receive	2/15/2035	USD117,000	25	(1,310)	(1,285)
					60	(8,885)	(8,825)
					10	(2,368)	(2,358)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.06%
1 day SOFR	4.35
6 month EURIBOR	2.07

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$5,188	$35	$5,223
United States	—	22,034	—	22,034
Total Asset-Backed Securities	—	27,222	35	27,257
Collateralized Mortgage Obligations
United States	—	17,300	79	17,379
Commercial Mortgage-Backed Securities
Luxembourg	—	—	5,916	5,916
United States	—	43,940	250	44,190
Total Commercial Mortgage-Backed Securities	—	43,940	6,166	50,106
Common Stocks
France	—	723	—	723
Luxembourg	—	—	1,497	1,497
United States	1,122	—	1,394	2,516
Total Common Stocks	1,122	723	2,891	4,736
Convertible Bonds	—	144,625	—	144,625
Convertible Preferred Stocks	—	—	—(a )	—(a )
Corporate Bonds
Australia	—	17,224	—	17,224
Austria	—	3,536	—	3,536
Belgium	—	15,789	—	15,789
Brazil	—	17,926	—	17,926
Canada	—	30,504	—	30,504
Chile	—	3,231	—	3,231
China	—	4,009	—	4,009
Colombia	—	2,396	—	2,396
Denmark	—	16,006	—	16,006
Finland	—	945	—	945
France	—	167,986	—	167,986
Germany	—	84,422	—	84,422
India	—	6,172	—	6,172
Indonesia	—	10,363	—	10,363
Ireland	—	64,771	—	64,771
Italy	—	122,584	—	122,584
Jersey	—	737	—	737
Kazakhstan	—	9,927	—	9,927
Luxembourg	—	28,534	— (b)	28,534
Malaysia	—	3,769	—	3,769
Mexico	—	30,033	—	30,033
Morocco	—	5,115	—	5,115
Netherlands	—	40,437	—	40,437

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	$—	$3,066	$—	$3,066
Portugal	—	13,698	—	13,698
South Africa	—	7,442	—	7,442
Spain	—	77,733	—	77,733
Sweden	—	20,226	—	20,226
Switzerland	—	28,877	—	28,877
United Arab Emirates	—	2,481	—	2,481
United Kingdom	—	153,166	—	153,166
United States	—	1,152,805	594	1,153,399
Total Corporate Bonds	—	2,145,910	594	2,146,504
Foreign Government Securities	—	611,408	—	611,408
Loan Assignments
Canada	—	2,216	—	2,216
United Kingdom	—	1,497	—	1,497
United States	—	95,399	991	96,390
Total Loan Assignments	—	99,112	991	100,103
Mortgage-Backed Securities
United States	—	317,470	3,743	321,213
Preferred Stocks	—	—	535	535
Warrants	—	—	14	14
Short-Term Investments
Investment Companies	189,150	—	—	189,150
Total Investments in Securities	$190,272	$3,407,710	$15,048	$3,613,030
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,405	$—	$7,405
Futures Contracts	17,500	—	—	17,500
Swaps	—	6,517	—	6,517
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,309)	$—	$(6,309)
Futures Contracts	(11,071)	—	—	(11,071)
Swaps	—	(13,757)	—	(13,757)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$6,429	$(6,144)	$—	$285

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$58	$—	$1	$— (b)	$—	$(24)	$—	$—	$—	$35
Collateralized Mortgage Obligations	9,528	—	21	— (b)	—	(9,470)	—	—	—	79
Commercial Mortgage-Backed Securities	9,917	—	(10)	— (b)	—	—	—	—	(3,741)	6,166
Common Stocks	2,287	—	322	—	303	(21)	—	—	—	2,891

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Convertible Preferred Stocks	$1,310	$—	$(1,381)	$—	$71	$—	$—	$—	$—	$— (c)
Corporate Bonds	1,050	(709)	479	12	247	(485)	—	—	—	594
Loan Assignments	978	— (b)	(21)	15	24	(5)	—	—	—	991
Mortgage-Backed Securities	—	—	2	—	—	—	—	—	3,741	3,743
Preferred Stocks	549	—	(14)	—	—	—	—	—	—	535
Warrants	17	— (b)	(3)	—	—	—	—	—	—	14
Total	$25,694	$(709)	$(604)	$27	$645	$(10,005)	$—	$—	$—	$15,048

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(1,305).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$1,064	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	1,939	— (a)	0.0%
		$3,003	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$67,676	$361,597	$240,086	$(24)	$(13)	$189,150	189,112	$1,709	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.